Supplemental Detail for Certain Components of the Condensed Consolidated Balance Sheets - Schedule of Other Assets, net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Earnest money deposits	$ 634	$ 1,100
Deferred financing costs, net	1,198	1,552
Accounts receivable, net	1,489	625
Deferred rent receivable	1,407	15
Other assets	996	12
Other assets, net	$ 5,724	$ 3,304